Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies
At December 31, 2022, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

	For Canadian dollars		For U.S. dollars		For euros
Buy (Sell)	U.S. dollar amount	Weighted average rate	Peso amount	Weighted average rate	U.S dollar amount	Weighted average rate	Czech Koruna amount	Weighted average rate
2023	22	1.284	7,822	0.044	77	0.855	3,664	0.038
2023	(711)	0.778	(8)	23.518	(127)	1.130	—	—
2024	18	1.313	4,104	0.043	23	0.870	1,641	0.037
2024	(397)	0.779	—	—	(40)	1.141	—	—
2025	4	1	320	0.045	1	0.941	—	—
2025	(234)	0.780	—	—	(16)	1.076	—	—
2026	—	—	—	—	—	—	—	—
2026	(72)	0.782	—	—	—	—	—	—

	(1,370)		12,238		(82)		5,305

Schedule of Company's Financial Assets and Liabilities
The Company’s financial assets and liabilities consist of the following:

	2022	2021
Financial assets
Cash and cash equivalents	$1,234	$2,948
Accounts receivable	6,791	6,307
Warrants and public and private equity investments	432	562
Long-term receivables included in other assets [note 11]	262	184

	$8,719	$10,001

Financial liabilities
Bank Indebtedness	$8	$—
Long-term debt (including portion due within one year)	3,501	3,993
Accounts payable	6,999	6,465

	$10,508	$10,458

Derivatives designated as effective hedges, measured at fair value
Foreign currency contracts
Prepaid expenses	$65	$34
Other assets	26	11
Other accrued liabilities	(43)	(12)
Other long-term liabilities	(31)	(8)

	$17	$25

Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements	The following table shows the Company’s derivative foreign currency contracts at gross fair value as reflected in the consolidated balance sheets and the unrecognized impacts of master netting arrangements:

	Gross amounts presented in consolidated balance sheets	Gross amounts not offset in consolidated balance sheets	Net amounts
December 31, 2022
Assets	$91	$42	$49
Liabilities	$(74)	$(42)	$(32)

December 31, 2021
Assets	$45	$14	$31
Liabilities	$(20)	$(14)	$(6)